Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Common stock, par value		$ 0.001
Common stock, shares authorized		1,000,000,000
Common stock, shares issued	514,005,770	20,240,882
Common stock, shares outstanding	514,005,770	20,240,882
Allowance for doubtful accounts receivable	$ 0	$ 0
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares outstanding		0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		9,000,000
Preferred stock, shares outstanding		0
Preferred stock, shares issued		0
Bitech Mining Corporation [Member]
Common stock, par value		$ 0.001
Common stock, shares authorized		100,000,000
Common stock, shares issued		93,407,250
Common stock, shares outstanding		93,407,250